Employee Retirement Plans - Major Assumptions Used in Defined-Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation And Retirement Disclosure [Abstract]
Discount rate for obligations	3.80%	4.40%	5.30%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase			1.00%
Discount rate for net periodic pension cost	4.40%	5.30%	5.80%